Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 121	$ 39	$ 107	$ 24
Provision for credit losses	(2)	68	13	82
Exchange rate changes/other	1	(2)	0	(1)
Balance at end of period	120	105	120	105
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,914	3,471	6,115	3,419
Provision for credit losses	(83)	2,734	38	3,155
Net write-offs	(208)	(345)	(434)	(652)
Exchange rate changes/other	(98)	5	(194)	(57)
Balance at end of period	5,525	5,865	5,525	5,865
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,478	3,139	5,639	3,100
Balance at end of period	5,146	5,230	5,146	5,230
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	309	292	363	295
Balance at end of period	227	529	227	529
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	121	39	107	24
Balance at end of period	120	105	120	105
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	1	6	0
Balance at end of period	32	1	32	1
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	512	367	518	402
Provision for credit losses	2	126	17	119
Net write-offs	(7)	(8)	(14)	(16)
Exchange rate changes/other	(12)	(1)	(26)	(21)
Balance at end of period	495	484	495	484
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,315	940	1,309	935
Provision for credit losses	42	437	111	558
Net write-offs	(79)	(119)	(138)	(230)
Exchange rate changes/other	(3)	0	(7)	(5)
Balance at end of period	1,275	1,258	1,275	1,258
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,201	868	1,246	832
Provision for credit losses	17	393	42	570
Net write-offs	(81)	(142)	(150)	(281)
Exchange rate changes/other	(2)	2	(3)	0
Balance at end of period	1,135	1,121	1,135	1,121
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	143	66	140	61
Provision for credit losses	1	50	9	64
Net write-offs	(5)	(9)	(10)	(17)
Exchange rate changes/other	50	0	50	(1)
Balance at end of period	189	107	189	107
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,622	1,191	2,795	1,165
Provision for credit losses	(143)	1,660	(154)	1,762
Net write-offs	(36)	(67)	(122)	(108)
Exchange rate changes/other	(132)	6	(208)	(29)
Balance at end of period	$ 2,311	$ 2,790	$ 2,311	$ 2,790